Average Annual Total Returns{- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Investor PRO-14 - Balanced Portfolio	VIP Balanced Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0021 Past 1 year	F0021 Past 5 years	F0021 Past 10 years
Total	22.35%	12.67%	10.28%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%